Expense Example	Jun. 30, 2024 USD ($)
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	2,009
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	874
Expense Example, with Redemption, 10 Years	2,143
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	328
Expense Example, with Redemption, 10 Years	771
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	$ 941